UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09461

        Nuveen North Carolina Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen North Carolina Dividend Advantage Municipal Fund (NRB)
August 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Education and Civic Organizations - 27.4%

$500	North Carolina Capital Facilities Financing Agency, Revenue Bonds, High Point University, Series	9/11 at 101.00	A3	$ 526,095
	2001, 5.125%, 9/01/18

2,250	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2001A,	10/11 at 100.00	AA+	2,325,848
	5.125%, 10/01/26

1,750	University of North Carolina, Chapel Hill, General Revenue Bonds, Series 2001A, 5.000%,	6/11 at 100.00	AA+	1,796,743
	12/01/25

1,845	University of North Carolina, Chapel Hill, General Revenue Bonds, Series 2002B, 5.000%,	No Opt. Call	AA+	2,059,924
	12/01/11

2,450	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.375%,	10/12 at 100.00	AAA	2,730,207
	4/01/17 - AMBAC Insured

	Healthcare - 22.1%

1,110	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional Medical	1/12 at 100.00	A	1,177,444
	Center, Series 2002A, 5.250%, 1/01/15

2,500	North Carolina Medical Care Commission, Healthcare Revenue Bonds, Carolina Medicorp, Series 1996,	5/07 at 100.00	AA-	2,529,550
	5.250%, 5/01/26

1,500	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical	6/12 at 101.00	A	1,532,700
	Center, Series 2002, 5.250%, 6/01/22

300	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004,	11/14 at 100.00	AA-	307,677
	5.000%, 11/01/24

2,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission-St. Joseph's Health	10/11 at 101.00	AA	2,048,860
	System, Series 2001, 5.250%, 10/01/31

	Housing/Multifamily - 14.3%

2,235	Durham Housing Authority, North Carolina, FNMA Guaranteed Multifamily Housing Revenue Bonds,	6/11 at 100.00	AAA	2,295,054
	Naples Terrace Apartments, Series 2001A, 5.700%, 6/01/33 (Alternative Minimum Tax)

2,500	Mecklenburg County, North Carolina, FNMA Multifamily Housing Revenue Bonds, Sycamore Green	1/12 at 102.00	AAA	2,627,800
	Apartments, Series 2001, 5.500%, 1/15/35 (Alternative Minimum Tax) - FGIC Insured

	Housing/Single Family - 5.4%

1,295	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/09 at 100.00	AA	1,328,437
	Series 5A, 5.625%, 7/01/30 (Alternative Minimum Tax)

500	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/10 at 100.00	AAA	509,395
	Series 10A, 5.400%, 7/01/32 (Alternative Minimum Tax) - AMBAC Insured

	Industrials - 1.5%

500	North Carolina Capital Facilities Financing Agency, Exempt Facilities Revenue Bonds, Waste	No Opt. Call	BBB	506,795
	Management Inc., Series 2001, 3.750%, 8/01/14 (Alternative Minimum Tax) (Mandatory put 8/01/07)

	Materials - 2.3%

750	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	4/07 at 102.00	BBB	777,608
	Environmental Improvement Revenue Bonds, International Paper Company Project, Series 1997A,
	6.150%, 4/01/21 (Alternative Minimum Tax)

	Tax Obligation/General - 6.3%

	North Carolina, General Obligation Bonds, Series 2004A:
1,000	5.000%, 3/01/18	3/14 at 100.00	AAA	1,091,190
1,000	5.000%, 3/01/22	3/14 at 100.00	AAA	1,062,540

	Tax Obligation/Limited - 20.0%

1,330	Cabarrus County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 2/01/15	2/13 at 100.00	AA-	1,468,267

1,400	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, Series	6/13 at 100.00	AA+	1,487,178
	2003G, 5.375%, 6/01/26

1,870	Dare County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 6/01/15 - AMBAC	12/12 at 100.00	AAA	2,068,332
	Insured

1,250	Davidson County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/21 -	6/14 at 100.00	AAA	1,354,562
	AMBAC Insured

470	Raleigh, North Carolina, Certificates of Participation, Downtown Improvement, Series 2004B,	6/14 at 100.00	AA+	501,156
	5.000%, 6/01/20 (WI, settling 9/01/04)

	Transportation - 4.8%

1,530	Raleigh-Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%,	5/11 at 101.00	Aaa	1,642,394
	11/01/18 - FGIC Insured

	Utilities - 19.8%

	Greenville, North Carolina, Combined Enterprise System Revenue Bonds, Series 2001:
1,000	5.250%, 9/01/20 - FSA Insured	9/11 at 101.00	AAA	1,077,210
500	5.250%, 9/01/21 - FSA Insured	9/11 at 101.00	AAA	535,765

2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B,	1/05 at 100.00	AAA	2,507,450
	5.500%, 1/01/17 - FGIC Insured

1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1999B,	1/09 at 102.00	BBB	1,067,250
	5.650%, 1/01/16

1,500	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/12 at 101.00	A3	1,615,830
	Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17

	Water and Sewer - 24.1%

2,290	Broad River Water Authority, North Carolina, Water System Revenue Bonds, Series 2000, 5.375%,	6/10 at 101.00	Aaa	2,436,697
	6/01/26 - MBIA Insured

2,250	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2001, 5.125%, 6/01/26	6/11 at 101.00	AAA	2,340,855

	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2001A:
500	5.125%, 6/01/20	6/11 at 101.00	AA+	532,915
500	5.125%, 6/01/21	6/11 at 101.00	AA+	529,850

2,275	Winston-Salem, North Carolina, Water and Sewerage System Revenue Bonds, Series 2002A, 5.000%,	6/12 at 100.00	AAA	2,446,375
	6/01/17

$48,150	Total Long-Term Investments (cost $48,671,768) - 148.0%			50,845,953

	Short-Term Investments - 0.9%

300	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1	300,000
	Obligations, Series 1985, 1.250%, 12/01/15 - MBIA Insured†

$300	Total Short-Term Investments (cost $300,000)			300,000

	Total Investments (cost $48,971,768) - 148.9%			51,145,953

	Other Assets Less Liabilities - 0.6%			192,979

	Preferred Shares, at Liquidation Value - (49.5)%			(17,000,000)

	Net Assets Applicable to Common Shares - 100%			$34,338,932

Forward Swap Contracts outstanding at August 31, 2004:
			Swap	Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with JPMorgan dated July 28, 2004,
to pay quarterly the notional amount multiplied by
4.495% (annualized) and receive quarterly the
notional amount multiplied by the daily arithmetic
average of the weekly BMA Municipal Swap Index
for the quarter.	$1,000,000	12/13/04	12/13/24	$(57,869)

Agreement with Morgan Stanley dated August 4, 2004,
to pay semi-annually the notional amount multiplied
by 5.660% (annualized) and receive quarterly the
notional amount multiplied by the three-month USD-LIBOR.	$400,000	2/16/05	2/16/35	(19,833)

				$(77,702)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payments on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
(WI)	Security purchased on a when-issued basis.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At August 31, 2004, the cost of investments was $48,970,788.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004, were as follows:

Gross unrealized:
	Appreciation	$2,175,165
	Depreciation	-

	Net unrealized appreciation of investments	$2,175,165

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen North Carolina Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         10/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         10/29/04

* Print the name and title of each signing officer under his or her signature.